UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: XX; Amendment Number:    1
  This Amendment (Check only one.)  ___ is a restatement.
                                    XX  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:
     Robert F.X. Burlinson         Palo Alto, CA       November 14, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      66

Form 13F Information Table Value Total:      152,674 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE      CUSIP     VALUE      SHARES      INV.   OTHE  VOTING
                           OF                  X1000                 DISC.   R     AUTH
                          CLASS                                              MGR   SOLE

Apache Corporation       Common  US0374111054  85.56      0.95       Sole          0.95
Baker Hughes             Common  US0572241075  52.41      0.58       Sole          0.58
Bearingpoint Inc         Common  US0740021060  11,202.30  2,766.00   Sole          2,766.00
Berkshire Hathaway       Common  846701086     2,725.73   0.02       Sole          0.02
Berkshire Hathaway -     Common  US0846702076  51.38      0.01       Sole          0.01
Class B
BP PLC                   Common  US0556221044  61.03      0.88       Sole          0.88
Buckeye Partners         Common  US1182301010  2,818.85   57.60      Sole          57.60
Canadian Superior Energy Common  136644101     1,803.01   646.24     Sole          646.24
Candela Corporation      Common  1369071022    2,854.55   336.23     Sole          336.23
Chesapeake Energy        Common  US1651671075  80.75      2.29       Sole          2.29
Corporation
Chevron Corporation      Common  US1667641005  63.17      0.68       Sole          0.68
Children's Place Retail  Common  US1689051076  9,991.22   411.50     Sole          411.50
Stores
ConocoPhillips           Common  US20825C1045  62.32      0.71       Sole          0.71
CrossTex Energy          Common  US22765U1025  3,963.55   114.95     Sole          114.95
Denison Mines            Common  CA2483561072  62.49      5.56       Sole          5.56
Enbridge Energy          Common  US29250R1068  2,685.65   55.00      Sole          55.00
Solutions
Energy Transfer Partners Common  9273R1095     9,359.83   191.60     Sole          191.60
Enterprise Products      Common  937921078     7,016.48   231.95     Sole          231.95
ExxonMobil               Common  US30231G1022  62.94      0.68       Sole          0.68
Fairfax Financial        Common  039011026     6,024.85   24.69      Sole          24.69
Holdings
Gabriel Resources        Common  CA3619701061  3,692.79   1,455.00   Sole          1,455.00
Gazprom OAO              Common  US3682872078  41.80      0.95       Sole          0.95
Global Alumina Products  Common  CA37944L1040  5,155.88   2,617.20   Sole          2,617.20
Goldcorp                 Common  CA3809564097  22.61      0.74       Sole          0.74
Helix Energy Solutions   Common  US42330P1075  25.48      0.60       Sole          0.60
High River Gold Mines    Common  2979J1075     12,416.53  4,081.70   Sole          4,081.70
LTD
ishares Goldman Sachs    Common  464287374     1,865.07   14.49      Sole          14.49
Nat Resource Index
Ishares Trust FTSE       Common  464287184     9,538.56   52.99      Sole          52.99
Xinhau HK  China 25
Index FD
Ishares Trust MSCI Japan Common  US4642868487  1,978.20   137.95     Sole          137.95
iShares MSCI Brazil      Common  US4642864007  22.80      0.31       Sole          0.31
iShares MSCI EAFE Index  Common  US4642874659  211.68     2.56       Sole          2.56
iShares MSCI South Korea Common  US4642867729  19.87      0.29       Sole          0.29
iShares MSCI Taiwan      Common  US4642867315  19.34      1.15       Sole          1.15
iShares Treasury         Common  US4642871762  84.68      0.83       Sole          0.83
Inflation Protected
Securities
Kinder Morgan Energy     Common  US4945501066  2,667.60   54.00      Sole          54.00
Partners
Loews Corporation        Common  US5404241086  27.32      0.57       Sole          0.57
Magellan Midstream       Common  US55907R1086  2,330.59   88.28      Sole          88.28
Holdings
NextWave Wireless        Common  US65337Y1029  323.31     56.52      Sole          56.52
Noble Corporation        Common  KYG654221004  48.31      0.99       Sole          0.99
NuStar Energy LP         Common  US67058H1023  123.71     2.08       Sole          2.08
Occidental Petroleum     Common  674599105     9,643.34   150.49     Sole          150.49
Corporation
Paladin Resources NL     Common  00000PDN8     5,031.50   725.00     Sole          725.00
PetroBras                Common  US71654V4086  47.19      0.63       Sole          0.63
Plains All American      Common  265031051     7,441.72   136.57     Sole          136.57
Pipeline
Powershares Oil SVC      Common  US73935x6250  365.20     13.17      Sole          13.17
Pride International      Common  US74153Q1022  52.27      1.43       Sole          1.43
Proquest Company         Common  4346P1021     2,269.38   275.75     Sole          275.75
Regency Energy Partners  Common  US75885Y1073  1,835.44   62.43      Sole          62.43
Royal Dutch Shell        Common  US7802592060  61.22      0.75       Sole          0.75
S&P Oil & Gas E&P        Common  US78464A7303  212.34     4.52       Sole          4.52
SBI Holdings Inc         Common  JP3436120004  11,349.15  43.30      Sole          43.30
Sector Spider Trust SHS  Common  US81369Y5069  18.70      0.25       Sole          0.25
BEN INT Energy
Sector Spider Trust SHS  Common                32.84      0.83       Sole          0.83
BEN INT Utilities                US81369Y8865
Sunoco                   Common  US8676491093  58.75      0.83       Sole          0.83
Targa Resources          Common  US87611X1054  725.00     25.00      Sole          25.00
Templeton Dragon Fund    Common  88018T101     1,065.26   33.70      Sole          33.70
Teppco Partnesr LP Unit  Common  US8723841024  2,929.49   76.95      Sole          76.95
Tesoro Corporation       Common  US8816091016  57.99      1.26       Sole          1.26
Total                    Common  US89151E1091  64.01      0.79       Sole          0.79
Unibet Group PLC         Common  SE0001835588  2,041.68   59.50      Sole          59.50
Uranium One              Common  CA91701P1053  62.92      4.75       Sole          4.75
UR-Energy                Common  CA91688R1082  5,468.16   1,780.00   Sole          1,780.00
Valero Energy            Common  US91913Y1001  60.13      0.90       Sole          0.90
Corporation
Vanguard Emerging        Common  US9219464065  41.62      0.40       Sole          0.40
Markets VIPERS
Vanguard Whiteahll FDS   Common  US9220428588  11.09      0.20       Sole          0.20
High Dividend Yield
XTO Energy               Common  US98385X1063  83.48      1.35       Sole          1.35



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